Schedule of Cash and Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2016
Accounting Policies [Abstract]
Cash and cash equivalents	$ 29,322	$ 24,965	$ 10,087
Restricted cash (included in other assets)	107
Total cash, cash equivalents and restricted cash shown in the statement of cash flows	$ 29,429	$ 25,238	$ 10,087	$ 8,345